Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities, amounts of revenue and expenses, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from estimated amounts. Significant estimates and assumptions include reserves related to receivables, the recoverability of long-term assets, depreciable lives of property and equipment, deferred taxes and related valuation allowances. The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts.

Significant estimates and assumptions include valuation allowance related to receivables, the recoverability of long-term assets, depreciable lives of property and equipment, deferred taxes and related valuation allowances. The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations of Credit Risk

The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

The number of customers that comprise the Company’s customer base, along with the different industries, governmental entities and geographic regions, in which the Company’s customers operate, limits concentrations of credit risk with respect to accounts receivable. The Company does not generally require collateral or other security to support customer receivables; however, the Company may require its customers to provide retainers, up-front deposits or irrevocable letters-of-credit when considered necessary to mitigate credit risk. The Company has established an allowance for doubtful accounts based upon facts surrounding the credit risk of specific customers and past collections history. Credit losses have been within management’s expectations. At March 31, 2013 and December 31, 2012, the Company's allowance for doubtful accounts was $12,796 and $6,221, respectively.

Concentrations of Credit Risk

The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

The number of customers that comprise the Company’s customer base, along with the different industries, governmental entities and geographic regions, in which the Company’s customers operate, limits concentrations of credit risk with respect to accounts receivable. The Company does not generally require collateral or other security to support customer receivables; however, the Company may require its customers to provide retainers, up-front deposits or irrevocable letters-of-credit when considered necessary to mitigate credit risk. The Company has established an allowance for doubtful accounts based upon facts surrounding the credit risk of specific customers and past collections history. Credit losses have been within management’s expectations. At December 31, 2012 and December 31, 2011, the Company allowances for doubtful accounts were $6,221 and $16,175, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over 3 to 7 years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally 7 to 10 years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Property and Equipment

Property and equipment and leasehold improvements are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed over the estimated useful lives of the related assets on a straight-line basis. Furniture and fixtures, computer hardware and purchased software are depreciated over 3 to 7 years. Leasehold improvements are amortized over the life of the lease or the asset, whichever is shorter, generally 7 to 10 years. Upon retirement or other disposition of these assets, the cost and related accumulated depreciation and amortization of these assets are removed from the accounts and the resulting gains and losses are reflected in the results of operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment.” The Company tests long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group.

Impairment of Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment.” The Company tests long-lived assets or asset groups, such as property and equipment, for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable.

Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and a current expectation that the asset will more likely than not be sold or disposed of before the end of its estimated useful life.

Recoverability is assessed based on comparing the carrying amount of the asset to the aggregate pre-tax undiscounted cash flows expected to result from the use and eventual disposal of the asset or asset group. Impairment is recognized when the carrying amount is not recoverable and exceeds the fair value of the asset or asset group. The impairment loss, if any, is measured as the amount by which the carrying amount exceeds fair value, which for this purpose is based upon the discounted projected future cash flows of the asset or asset group.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”). Stock-based payments to employees include grants of stock that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and AC 505-50, “Equity-Based Payments to Non-Employees,” which requires that such equity instruments are recorded at their fair value on the measurement date, with the measurement of such compensation being subject to periodic adjustment as the underlying equity instruments vest.

Both employee and non-employee grants of stock are fully vested at their respective date of grants. For the three months ended March 31, 2013 and 2012, there was no share-based compensation.

Share Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”). Stock-based payments to employees include grants of stock that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and ASC 505-50, “Equity-Based Payments to Non-Employees,” which requires that such equity instruments are recorded at their fair value on the measurement date, with the measurement of such compensation being subject to periodic adjustment as the underlying equity instruments vest.

Both employee and non-employee grants of stock were fully vested at their respective date of grants. For the twelve months ended December 31, 2012 and 2011, the Company recorded share-based compensation to employees of $175,000 and $20,715, respectively. For the twelve months ended December 31, 2012 and 2011, the Company recorded share-based compensation to non-employees of $65,550 and $0.

Software Development Costs [Policy Text Block]

Software Development Costs

Software development costs incurred for software to be sold or otherwise marketed prior to the establishment of technological feasibility are expensed as incurred. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the product are capitalized, if material. To date, all software development costs for software to be sold or otherwise marketed have been expensed as incurred. In accordance with ASC 350-40, the Company capitalizes purchase and implementation costs of internal use software. No such costs were capitalized during the periods presented.

Software Development Costs

Software development costs for software to be sold or otherwise marketed incurred prior to the establishment of technological feasibility are expensed as incurred. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the product are capitalized, if material. To date, all software development costs for software to be sold or otherwise marketed have been expensed as incurred. In accordance with ASC 350-40, the Company capitalizes purchase and implementation costs of internal use software. No such costs were capitalized during the periods presented.

Derivatives, Reporting of Derivative Activity [Policy Text Block]

Valuation of Derivative Instruments

ASC Topic 814-40 (Formerly SFAS No. 133, "Accounting for derivative instruments and hedging activities"), requires that embedded derivative instruments be bifuricated and assessed, along with free-standing derivative instruments on their issuance date and in accordance with ASC Topic 815-40-15 (formerly EITF 00-19, "Accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock") to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. The Company adjusts its derivative liability to fair value at each balance sheet date, and reflects the change in fair value, in its statement of operations as gain or loss on derivative.

Valuation of Derivative Instruments

ASC Topic 814-40 (Formerly SFAS No. 133, "Accounting for derivative instruments and hedging activities"), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments on their issuance date and in accordance with ASC Topic 815-40-15 (formerly EITF 00-19, "Accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock") to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. The Company adjusts its derivative liability to fair value at each balance sheet date, and reflects the change in fair value, in its statement of operations as gain or loss on derivative.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

a) Sale of software licenses without Professional Services

The Company recognizes revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition” (“ASC 985-605”).

The Company records revenues from the sale of software licenses when persuasive evidence of an arrangement exists, the software has been delivered, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. Revenues included in this classification typically include sales of additional software licenses to existing customers and sales of software to the Company’s Resellers (See section h) – Reseller Agreements, below).

The Company assesses whether payment terms are customary or extended in accordance with normal practice relative to the market in which the sale is occurring. The Company’s sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element are deferred based on vendor specific objective evidence (“VSOE”) of the fair value of the undelivered element. Often, multiple-element sales arrangements include arrangements where software licenses and the associated post-contract customer support (“PCS”) are sold together. The Company has established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and the Company’s significant PCS renewal experience, from the Company’s existing customer base.

b) Sale of Software Licenses with Professional Services

In connection with the sale of software with professional services, the Company provides the customer with a solution that is customized or configured to fit the customer’s particular needs and/or our professional services are essential to the functionality of the software. In these arrangements, the software license and professional services do not qualify for separate accounting. Accordingly, we record the revenues of these sales as prescribed by ASC 985-605, in accordance with the contract accounting guidelines in ASC 605-35, “Revenue Recognition: Construction-Type and Production-Type Contracts”, after evaluating for separation of any non-ASC 605-35 elements in accordance with the provisions of ASC 605-25, “Revenue Recognition: Multiple-Element Arrangements,” as updated.The accounting guidelines require that the software license revenue to be recognized together with the professional services based on contract accounting using either the percentage-of-completion or completed-contract method. The Company recognizes revenues for these contracts under the completed contract method, as we believe it is the appropriate method through March 31, 2013.

The fair value of any undelivered elements in multiple-element arrangements in connection with the sales of software licenses with professional services are deferred based upon VSOE.

c) Sale of Software as a Service

Sale of software as a service consists of revenues from arrangements that provide customers the use of the Company’s software applications, as a service, typically billed on a monthly or annual basis. Advance billings of these services are not recorded to the extent that the term of the arrangement has not commenced and payment has not been received. Revenue on these services is recognized ratably over the term of the underlying arrangement.

d) Sale of Software Maintenance Services

Software maintenance services revenues consist of revenues derived from arrangements that provide PCS to the Company’s software license holders. These revenues are recognized ratably over the term of the contract. Advance billings of PCS are not recorded to the extent that the term of the PCS has not commenced and payment has not been received.

e) Sales of Consulting Services

Consulting services consist principally of revenues from consulting, advisory services, training and customer assistance with management and uploading of data into the Company’s applications. When these services are provided on a time and material basis, the Company records the revenue as the services are rendered, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services. Where the services are provided under a fixed priced arrangement, the Company records the revenue on a proportional performance method, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services.

f) Deferred revenues

The Company records deferred revenue primarily related to software maintenance support agreements, when the customer pays for the contract prior to the time the services are performed. Substantially all maintenance agreements have a one-year term that commences immediately following the delivery of the maintained products or on the date of the applicable renewal period.

g) Rights of return and other incentives

The Company does not generally offer rights of return or any other incentives such as concessions, product rotation, or price protection and, therefore, does not provide for or make estimates of rights of return and similar incentives. The Company, from time to time, may discount bundled software sales with PCS services. Such discounts are recorded as a component of the software sale and any revenue related to PCS is deferred over the PCS period based upon appropriate VSOE of fair value.

h) Reseller agreements

The Company executes certain sales contracts through resellers and distributors (collectively, “Resellers”). The Company recognizes revenues relating to sales through Resellers when all the recognition criteria have been met—in other words, persuasive evidence of an arrangement exists, delivery has occurred the fee is fixed and determinable, and collectability is probable. In addition, the Company assesses the credit-worthiness of each Reseller, and if the Reseller is undercapitalized or in financial difficulty, any revenues expected to emanate from such Resellers are deferred and recognized only when cash is received and all other revenue recognition criteria are met.

Revenue Recognition

a) Sale of software licenses without professional services

The Company recognizes revenues in accordance with ASC Topic 985-605, “Software Revenue Recognition” (“ASC 985-605”).

The Company records revenues from the sale of software licenses when persuasive evidence of an arrangement exists, the software has been delivered, there are no significant uncertainties surrounding product acceptance by the customer, the fees are fixed and determinable, and collection is considered probable. Revenues included in this classification typically include sales of additional software licenses to existing customers and sales of software to the Company’s Resellers (See section h) - Reseller Agreements, below.

The Company assesses whether payment terms are customary or extended in accordance with normal practice relative to the market in which the sale is occurring. The Company’s sales arrangements generally include standard payment terms. These terms effectively relate to all customers, products, and arrangements regardless of customer type, product mix or arrangement size.

If an undelivered element for the arrangement exists under the license arrangement, revenues related to the undelivered element are deferred based on Vendor Specific Objective Evidence (“VSOE”) of the fair value of the undelivered element. Often, multiple-element sales arrangements include arrangements where software licenses and the associated post-contract customer support (“PCS”) are sold together. The Company has established VSOE of the fair value of the undelivered PCS element based on the contracted price for renewal PCS included in the original multiple element sales arrangement, as substantiated by contractual terms and the Company’s significant PCS renewal experience, from the Company’s existing customer base.

b) Sale of software licenses with professional services

In connection with the sale of software with professional services, the Company provides the customer with a solution that is customized or configured to fit the customer’s particular needs and/or our professional services are essential to the functionality of the software. In these arrangements, the software license and professional services do not qualify for separate accounting. Accordingly, we record the revenues for these sales as prescribed by ASC 985-605, in accordance with the contract accounting guidelines in ASC topic 605-35 “Revenue Recognition: Construction-Type and Production-Type Contracts” (“ASC 605-35”), after evaluating for separation of any non- ASC 605-35 elements in accordance with the provisions of ASC 605-25, “Revenue Recognition: Multiple-Element Arrangements,” as updated.

The accounting guidelines require that the software license revenue to be recognized together with the professional services based on contract accounting using either the percentage-of-completion or completed-contract method. The Company recognizes revenues for these contracts under the completed contract method as we believe it is the appropriate method through December 31, 2012.

The fair value of any undelivered elements in multiple-element arrangements in connection with the sales of software licenses with substantive modification are deferred based upon VSOE.

c) Sale of Software as a Service

Sale of Software as a Service consists of revenues from arrangements that provide customers the use of the Company’s software applications, as a service, typically billed on a monthly or annual basis. Advance billings of these services are not recorded to the extent that the term of the arrangement has not commenced and payment has not been received. Revenue on these services is recognized ratably over the term of the underlying arrangement.

d) Sale of software maintenance services

Software maintenance services revenues consist of revenues derived from arrangements that provide PCS to the Company’s software license holders. These revenues are recognized ratably over the term of the contract. Advance billings of PCS are not recorded to the extent that the term of the PCS has not commenced and payment has not been received.

e) Sales of consulting services

Consulting services consist principally of revenues from consulting, advisory services, training and customer assistance with management and uploading of data into the Company’s applications. When these services are provided on a time and material basis, the Company records the revenue as the services are rendered, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services. Where the services are provided under a fixed priced arrangement, the Company records the revenue on a proportional performance method, since the revenues from services rendered through any point in time during the performance period are not contingent upon the completion of any further services.

f) Deferred revenues

The Company records deferred revenue primarily related to software maintenance support agreements, when the customer pays for the contract prior to the time the services are performed. Substantially all maintenance agreements have a one-year term that commences immediately following the delivery of the maintained products or on the date of the applicable renewal period.

g) Rights of return and other incentives

The Company does not generally offer rights of return or any other incentives such as concessions, product rotation, or price protection and, therefore, does not provide for or make estimates of rights of return and similar incentives. The Company, from time to time, may discount bundled software sales with PCS services. Such discounts are recorded as a component of the software sale and any revenue related to PCS is deferred over the PCS period based upon appropriate VSOE of fair value.

h) Reseller agreements

The Company executes certain sales contracts through resellers and distributors (collectively, “Resellers”). The Company recognizes revenues relating to sales through Resellers when all the recognition criteria have been met—in other words, persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable, and collectability is probable. In addition, the Company assesses the credit-worthiness of each Reseller, and if the Reseller is undercapitalized or in financial difficulty, any revenues expected to emanate from such Resellers are deferred and recognized only when cash is received and all other revenue recognition criteria are met.

Advertising Costs, Policy [Policy Text Block]	Advertising The Company expenses the cost of advertising as incurred. Advertising expense for the three months ended March 31, 2013 and 2012 amounted to approximately $3,374 and $29,410, respectively.

Advertising

The Company expenses the cost of advertising as incurred. Advertising expense for the twelve months ended December 31, 2012 and 2011 amounted to approximately $67,645 and $19, respectively.

Earnings Per Share, Policy [Policy Text Block]

Earnings (Loss) Per Share

Basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. The company has outstanding stock options which have not been included in the calculation of diluted net loss per share because to do so would be anit-dilutive. As such, the numerator and the denominator used in computing both basic and diluted net loss per share for each period are the same.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Financial Accounting Standards

In July 2012, the FASB issued ASU 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment." This ASU simplifies how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In February 2013, the FASB issued Accounting Standard Update 2013-02, Comprehensive Income. The update is intended to improve the reporting of reclassifications out of accumulated other comprehensive income by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. The amendment is effective prospectively for reporting periods beginning after December 15, 2012. The Company has not yet determined the impact of the update on their consolidated financial statements.